Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	0-24006
Entity Registrant Name	NEKTAR THERAPEUTICS
Entity Central Index Key	0000906709
Entity Tax Identification Number	94-3134940
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	455 Mission Bay Boulevard South
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	482-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NKTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false